Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in NIS)	₪ 1.5	₪ 1.5
Ordinary shares, shares authorized	30,000,000	30,000,000
Ordinary shares, shares issued	6,467,536	5,670,829
Ordinary shares, shares outstanding	6,467,536	5,670,829